Transaction with Related Parties - Statement of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		18 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014
Cardiff Drilling Inc.
Service Revenue, net	$ (7,729)	$ (4,198)
Vivid Finance Limited
General and administrative expenses:
Consultancy / Management fees	5,706	5,738
Azara
General and administrative expenses:
Consultancy / Management fees	1,250	0	2,500
Basset
General and administrative expenses:
Consultancy / Management fees	616	566
Chairman, President and Chief Executive Officer
General and administrative expenses:
Amortization of CEO's stock based compensation	$ 653	$ 0